FINANCIAL INSTRUMENTS (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2011
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets		$ 5,589
Trade receivables		$ 834,686	$ 653,216
Percentage of entity's revenue		2.19%
Provision of guarantees, Debtors		$ 101,422
Percentage of secured trade receivables		96.10%
Percentage of unsecured trade receivables		3.90%
Description of average payable period		As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Interest rate swap contract [member]
Disclosure Of Financials Instruments [Line items]
Value Of Prepay Of Portion Of Credit Heding Instrument	$ 200,000
Pulp [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue		44.10%
Currency risk [member] | Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 0.6% (equivalent to ThU.S.$ -/+ 5,675), and +/- 0.04% of equity (equivalent to ThU.S.$ -/+ 3,405).
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 0.21% (equivalent to ThU.S.$-/+$ 2,208) and a change on the equity of +/- 1.20% (equivalent to ThU.S. -/+$ 93,516).
Interest rate risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 0.005% (equivalent to ThU.S.$-/+ 49) and +/- 0.0004% (equivalent to ThU.S.$-/+ 29) on equity.
Commodity price risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 18.6% (equivalent to ThU.S.$-/+ 191,921) on the income for the year after tax and +/- 1.47% (equivalent to ThU.S.$ -/+ 115,153) on equity.
Libor Rate [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of total debt		5.10%
Derivative Interest Rate Percentage Of LIBOR Rate Based Debt		98.50%
IDB Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted				$ 454
Finnevera Guaranteed Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted				$ 900
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities		$ 47
Financial guarantee granted		47,250
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities		362
Financial guarantee granted		362,311
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables		$ 503,757
Percentage of entity's revenue		53.28%
Letter of credit customers [Member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets		$ 8,792	$ 8,000
Percentage of entity's revenue		45.02%
Other type of customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue		1.70%